Summary Of Significant Accounting Policies (Schedule Of Financial Assets And Liabilities At Fair Value) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in equity trading accounts as collateral	$ 35,088,064	$ 17,809,582
Investments in U.S. Treasury notes	115,200,284	122,946,045
Total investments in U.S. Treasury notes	150,288,348	140,755,627
Short-term Money Market Fund	19,221,076	11,064,010
Net unrealized appreciation on open futures and forward currency contracts	699,718	3,487,795
Net unrealized depreciation on open futures and forward currency contracts	(3,107,485)
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(2,407,767)	3,487,795
Total financial assets at fair value	167,101,657	155,307,432
Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	678,812	2,342,224
Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	1,822,987	(26,762)
Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	44,845	20,665
Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(1,342,525)	1,522,457
Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(5,240)	1,000
Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(141,762)	229,285
Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	21,361	(11,263)
Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	279,146	606,842
Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(3,086,579)	1,145,571
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments in U.S. Treasury notes	150,288,348	140,755,627
Short-term Money Market Fund	19,221,076	11,064,010
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	678,812	2,342,224
Total financial assets at fair value	170,188,236	154,161,861
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	678,812	2,342,224
Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	1,822,987	(26,762)
Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	44,845	20,665
Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(1,342,525)	1,522,457
Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(5,240)	1,000
Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(141,762)	229,285
Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	21,361	(11,263)
Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	279,146	606,842
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	(3,086,579)	1,145,571
Total financial assets at fair value	(3,086,579)	1,145,571
Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net unrealized appreciation (depreciation) on open futures and forward currency contracts	$ (3,086,579)	$ 1,145,571